Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of the year	$ 38,099	$ 32,250
Additions based on tax positions related to the current year	7,386	5,722
Additions for tax positions of prior years	7	1,431
Additions based on acquisitions	30,122
Lapse of statute	(4,726)	(1,304)
Balance at the end of the year	$ 70,888	$ 38,099